Pension and Other Postretirement Benefit Plans 5 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended	11 Months Ended	1 Months Ended	12 Months Ended
	Dec. 28, 2014	Dec. 29, 2013	Jun. 07, 2013	Apr. 28, 2013	Apr. 29, 2012
Other Retiree Benefits [Member]
One-percentage-point-change
Effect on total service and interest cost components, 1% Increase	$ 1
Effect on total service and interest cost components, 1% Decrease	(1)
Effect on postretirement benefit obligations, 1% Increase	14
Effect on postretirement benefit obligations, 1% Decrease	$ (13)
Successor [Member] | Pension Benefits [Member]
Weighted-average rates used for determining the projected benefit obligations
Discount rate	3.50%	4.50%
Compensation increase rate	3.40%	3.70%
Weighted-average rates used for determining the defined benefit plans
Expected rate of return	6.20%	6.20%
Discount rate	4.50%	4.10%
Compensation increase rate	3.70%	3.50%
Successor [Member] | Other Retiree Benefits [Member]
Weighted-average rates used for determining the projected benefit obligations
Discount rate	3.70%	4.30%
Compensation increase rate	0.00%	0.00%
Weighted-average rates used for determining the defined benefit plans
Expected rate of return	0.00%	0.00%
Discount rate	4.30%	3.70%
Compensation increase rate	0.00%	0.00%
Predecessor [Member] | Pension Benefits [Member]
Weighted-average rates used for determining the projected benefit obligations
Discount rate			4.10%	4.00%
Compensation increase rate			3.40%	3.50%
Weighted-average rates used for determining the defined benefit plans
Expected rate of return			8.10%	8.10%	8.20%
Discount rate			4.00%	4.00%	4.80%
Compensation increase rate			3.50%	3.50%	3.40%
Predecessor [Member] | Other Retiree Benefits [Member]
Weighted-average rates used for determining the projected benefit obligations
Discount rate			3.70%	3.40%
Compensation increase rate			0.00%	0.00%
Weighted-average rates used for determining the defined benefit plans
Expected rate of return			0.00%	0.00%	0.00%
Discount rate			3.40%	3.40%	4.10%
Compensation increase rate			0.00%	0.00%	0.00%